SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					09/30/12
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 11/7/12

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	41
Form 13F Information Table Value Total:	$2,119,486

List of Other Included Managers:
NONE

                                                       Form 13F Information Table
                        Title of            Value      shares/     sh/ put/ InvstmeOther Voting Authority
Name of Issuer          Class  Cusip        (x$1000)   Prn amt     prn call dscretnMgrs  Sole    SharedNone

AMERICAN EXPRESS CO     COM    025816109          53274      936927SH       sole           909967       26960
BARD, C R INC           COM    067383109          57414      548632SH       sole           532547       16085
BARRICK GOLD CORP COM   COM    067901108          76289     1826839SH       sole          1771774       55065
BAXTER INTL INC         COM    071813109          56254      933370SH       sole           906460       26910
BECTON DICKINSON & CO COCOM    75887109           43490      553589SH       sole           536949       16640
CHEVRON CORP NEW COM    COM    166764100          45959      394292SH       sole           384122       10170
CHUBB CORP              COM    171232101          57706      756507SH       sole           734877       21630
CISCO SYS INC COM       COM    17275R102          67461     3532934SH       sole          3423024      109910
CONOCOPHILLIPS COM      COM    20825C104          55418      969178SH       sole           941548       27630
CVS CORP COM            COM    126650100          21979      453926SH       sole           437521       16405
DELL INC COM            COM    24702R101          37349     3789825SH       sole          3661885      127940
DR PEPPER SNAPPLE GROUP COM    26138E109          67676     1519779SH       sole          1477999       41780
EBAY INC COM            COM    278642103          39861      824076SH       sole           805486       18590
EXELON CORP COM         COM    30161N101          39389     1107050SH       sole          1073960       33090
EXXON MOBIL CORP COM    COM    30231G102          78769      861338SH       sole           836438       24900
GLAXOSMITHKLINE PLC SPONCOM    37733W105          42514      919416SH       sole           892656       26760
GOOGLE INC CL A         COM    38259P508          77023      102085SH       sole            99143        2942
ISHARES TR RUSL 3000 VALCOM    464287663           3294       34880SH       sole            34880           0
ISHARES TR RUSSELL1000VACOM    464287598           1485       20570SH       sole            20570           0
JOHNSON & JOHNSON       COM    478160104          65330      948044SH       sole           920439       27605
MARKET VECTORS ETF TR GOCOM    57060U100            741       13800SH       sole            13800           0
MEDTRONIC INC COM       COM    585055106          80590     1868975SH       sole          1814260       54715
MICROSOFT               COM    594918104          83727     2813411SH       sole          2730726       82685
MOLSON COORS BREWING CO COM    60871R209          96396     2139745SH       sole          2075525       64220
NEWMONT MNG CORP        COM    651639106          53517      955401SH       sole           922326       33075
NORTHROP GRUMMAN CORP COCOM    666807102          58975      887781SH       sole           862716       25065
PEPSICO INC             COM    713448108          89024     1257933SH       sole          1221338       36595
PNC FINANCIAL CORP      COM    693475105          59852      948533SH       sole           922653       25880
PROCTER & GAMBLE COMPANYCOM    742718109          62640      903107SH       sole           874767       28340
PROSHARES TR SHRT 20+YR COM    74347X146            598       20555SH       sole            20555           0
SCHWAB CHARLES CORP NEW COM    808513105          62507     4889074SH       sole          4744354      144720
SIGMA ALDRICH CORP COM  COM    826552101          32369      449739SH       sole           438419       11320
SPDR GOLD TRUST GOLD SHSCOM    78463V107            301        1750SH       sole             1750           0
SUNTRUST BKS INC COM    COM    867914103          35400     1252213SH       sole          1214033       38180
TARGET CORP COM         COM    87612E106          84706     1334583SH       sole          1299343       35240
TORCHMARK CORP COM      COM    891027104          34412      670151SH       sole           653900       16251
TRAVELERS COMPANIES INC COM    89417E109          45846      671635SH       sole           651995       19640
UNILEVER NV N Y SHS NEW COM    904784709          49803     1403683SH       sole          1362153       41530
US BANCORP DEL COM NEW  COM    902973304          54058     1576030SH       sole          1528500       47530
WAL MART STORES INC     COM    931142103          90814     1230544SH       sole          1196629       33915
WELLS FARGO & CO NEW COMCOM    949746101          55276     1600812SH       sole          1554277       46535
                                             2,119,486